Exhibit 99
Capital Auto Receivables Asset Trust 2008-1
July-2008
Distribution Date:               8/15/2008

Original Inputs

Total Pool Balance	$1,100,156,486.03

Class A-1 Notes Balance	$207,000,000.00
Class A-1 Notes Rate	3.38550%

Class A-2a Notes Balance	$125,000,000.00
Class A-2a Notes Rate	3.520%

Class A-2b Notes Balance	$136,000,000.00
Class A-2b Notes Rate	One Month LIBOR + .70%

Class A-3a Notes Balance	$55,000,000.00
Class A-3a Notes Rate	3.860%

Class A-3b Notes Balance	$304,000,000.00
Class A-3b Notes Rate	One Month LIBOR + 1.00%

Class A-4a Notes Balance	$66,407,000.00
Class A-4a Notes Rate	4.460%

Class A-4b Notes Balance	$54,000,000.00
Class A-4b Notes Rate	One Month LIBOR + 1.35%

Class B Notes Balance	$32,583,000.00
Class B Notes Rate	6.710%

Class C Notes Balance	$15,038,000.00
Class C Notes Rate	7.500%

Class D Notes Balance	$5,013,000.00
Class D Notes Rate	7.500%

Overcollateralization	$2,506,712.70

Reserve Account Deposit	$7,519,107.85

Discount Rate	8.50%

Part I. Collections

Receipts During the Period	$27,577,807.01
Principal on Adminstrative Repurchases	185,679.64
Principal on Warranty Repurchases	—
Liquidation Proceeds (Recoveries)	1,283,619.73
Scheduled and Simple Payments Advanced	115,424.11
Schedule Principal Advanced	—

Total Collections For the Period	$29,162,530.49

Beginning Pool Aggregate Principal Balance	$934,002,951.99
Ending Pool Aggregate Principal Balance	$907,764,494.80

Scheduled Principal Collection	23,803,994.70

Beginning Aggregate Principal Balance	$857,263,801.82
Ending Aggregate Principal Balance	$834,193,571.40

Capital Auto Receivables Asset Trust 2008-1
July-2008
Distribution Date:               8/15/2008
Part II. Distributions to Noteholders and Certificateholders

Total Collections	$29,162,530.49
Plus: Reserve Account Draw	—
Plus: Net Amount due from Swap Counterparty	—
Less: Total Servicing Fee	778,335.79
Less: Net Amount due to Swap Counterparty	135,802.81
Less: Monthly Interest Due to Noteholders	2,729,752.20
Less: Principal Due to Noteholders	23,070,230.42
Less: Accumulation Account Deposit	—
Less: Reserve Account Deposit	—

Equals Reserve Fund Excess to be released to CARI	$2,448,409.27

		Per $1000 of
		Original Principal

Class A-1 Notes Distributable Amount
Monthly Interest	$179,920.40	0.869181
Monthly Principal	23,070,230.42	111.450388

Distributable Amount	$23,250,150.82

Class A-2a Notes Distributable Amount
Monthly Interest	$366,666.67	2.933333
Monthly Principal	—	—

Distributable Amount	$366,666.67

Class A-2b Notes Distributable Amount
Monthly Interest	$369,778.33	2.718958
Monthly Principal	—	—

Distributable Amount	$369,778.33

Class A-3a Notes Distributable Amount
Monthly Interest	$176,916.67	3.216667
Monthly Principal	—	—

Distributable Amount	$176,916.67

Class A-3b Notes Distributable Amount
Monthly Interest	$905,096.67	2.977292
Monthly Principal	—	—

Distributable Amount	$905,096.67

Class A-4a Notes Distributable Amount
Monthly Interest	$246,812.68	3.716667
Monthly Principal	—	—

Distributable Amount	$246,812.68

Class A-4b Notes Distributable Amount
Monthly Interest	$177,048.75	3.278681
Monthly Principal	—	—

Distributable Amount	$177,048.75

Class B Notes Distributable Amount
Monthly Interest	$182,193.28	5.591667
Monthly Principal	—	—

Distributable Amount	$182,193.28

Class C Notes Distributable Amount
Monthly Interest	$93,987.50	6.250000
Monthly Principal	—	—

Distributable Amount	$93,987.50

Class D Notes Distributable Amount
Monthly Interest	$31,331.25	6.250000
Monthly Principal	—	—

Distributable Amount	$31,331.25

Total Servicing Fee	$778,335.79	0.707477

LIBOR Rate effective for current Distribution Period	2.46%

Capital Auto Receivables Asset Trust 2008-1
July-2008
Distribution Date:               8/15/2008
Part III. Advances

Advance Account
Beginning Outstanding Unreimbursed Simple Interest Advances	$184,656.26
Simple Interest Advances	115,424.11
Reimbursement of Previous Simple Interest Advances	—

Ending Outstanding Unreimbursed Simple Interest Advances	$300,080.37
If the full payment due is not received by the end of month in which it was due the servicer will advance the interest shortfall for receivables that are not in default. The servicer will be reimbursed for any interest advances from subsequent payments or collections relating to that receivable. At the time the servicer determines that advances will not be recoverable from payments on that receivable the servicer is entitled to recoup its advance from collections of other receivables.
Part IV. Balances & Principal Factors

	Beginning of Period	End of Period
Total Pool Balance	$934,002,951.99	$907,764,494.80
Total Pool Factor	0.8489728	0.8251231
Class A-1 Notes Balance	$61,716,089.12	$38,645,858.70
Class A-1 Notes Principal Factor	0.2981454	0.1866950
Class A-2a Notes Balance	$125,000,000.00	$125,000,000.00
Class A-2a Notes Principal Factor	1.0000000	1.0000000
Class A-2b Notes Balance	$136,000,000.00	$136,000,000.00
Class A-2b Notes Principal Factor	1.0000000	1.0000000
Class A-3a Notes Balance	$55,000,000.00	$55,000,000.00
Class A-3a Notes Principal Factor	1.0000000	1.0000000
Class A-3b Notes Balance	$304,000,000.00	$304,000,000.00
Class A-3b Notes Principal Factor	1.0000000	1.0000000
Class A-4a Notes Balance	$66,407,000.00	$66,407,000.00
Class A-4a Notes Principal Factor	1.0000000	1.0000000
Class A-4b Notes Balance	$54,000,000.00	$54,000,000.00
Class A-4b Notes Principal Factor	1.0000000	1.0000000
Class B Notes Balance	$32,583,000.00	$32,583,000.00
Class B Notes Principal Factor	1.0000000	1.0000000
Class C Notes Balance	$15,038,000.00	$15,038,000.00
Class C Notes Principal Factor	1.0000000	1.0000000
Class D Notes Balance	$5,013,000.00	$5,013,000.00
Class D Notes Principal Factor	1.0000000	1.0000000

Pool Statistics	Inception	Beg of Period	End of Period
Number of Accounts	48,372	44,722	43,670
Weighted Average Coupon	5.25	5.24	5.23
Weighted Average Remaining Term	58.12	53.06	52.23
Weighted Average Age	4.50	9.64	10.51

Capital Auto Receivables Asset Trust 2008-1
July-2008
Distribution Date:               8/15/2008
Part V. Reserve Account

Per $1000 of
Original Principal
Beginning Reserve Account Balance	$7,519,107.85
Draw for Servicing Fee	—	—
Draw for Class A-1 Notes Distributable Amount	—	—
Draw for Class A-2a Notes Distributable Amount	—	—
Draw for Class A-2b Notes Distributable Amount	—	—
Draw for Class A-3a Notes Distributable Amount	—	—
Draw for Class A-3b Notes Distributable Amount	—	—
Draw for Class A-4a Notes Distributable Amount	—	—
Draw for Class A-4b Notes Distributable Amount	—	—
Draw for Class B Notes Distributable Amount	—	—
Draw for Class C Notes Distributable Amount	—	—
Draw for Class D Notes Distributable Amount	—	—
Additions to Reserve Account (for Accumulation Account)	—	—
Additions to Reserve Account	—	—
Releases from Reserve Account	—	—

Ending Reserve Account Balance	$7,519,107.85

Preceding Collection Period
Specified Reserve Account Balance	$7,519,107.85
Reserve Account Balance	$7,519,107.85
Current Collection Period
Specified Reserve Account Balance	$7,519,107.85
Reserve Account Balance	$7,519,107.85
Part VI. Carryover Shortfall

Per $1000 of
Original Principal
Noteholders’ Interest Carryover Shortfall	$ —	—
Noteholders’ Principal Carryover Shortfall	$ —	—
Certificateholders’ Interest Carryover Shortfall	$ —	—
Certificateholders’ Principal Carryover Shortfall	$ —	—
Part VII. Charge Off and Delinquency Rates

Charge Off Rate	Average Receivables	Credit Repurchases	Loss Rate
July	920,883,723.40	965,163.12	1.2577%
June	947,871,285.85	1,104,143.90	1.3978%
May	975,701,548.78	803,674.87	0.9884%
Three Month Average Loss Rate			1.2147%

	Original	Cumulative	Cumulative
	Receivable Balance	Net Charge-Offs	Loss Rate
Total Cumulative Charge Offs	$1,100,156,486.03	3,736,631.63	0.3396%

Delinquency Rate	Total Accounts	Accounts over 60	% Delinquent
July	43,670	134	0.3068%
June	44,722	129	0.2884%
May	45,853	101	0.2203%
Three Month Average Delinquency Rate			0.2719%

Delinquency Stratification	Total Accounts	Total $
31 - 60 days	831	17,973,206.49
61 - 90 days	109	2,764,543.57
> 90 days	25	571,119.52
The information contained in this report is defined or determined in a manner consistent with the prospectus for Capital Auto Receivables Asset Trust 2008-1 related to delinquencies, charge-offs and uncollectible accounts.

Capital Auto Receivables Asset Trust 2008-1
July-2008
Distribution Date:               8/15/2008
Part VIII. Prepayment Rate

Month	Prepayment Rate
%
1	0.64
2	0.75
3	0.95
4	0.92
5	0.91
6	0.92
7	0.83
Part IX. Early Amortization Events / Portfolio Performance Conditions/ Trigger Events
     Early Amortization Events

1) Was the Reserve Account Balance less than the Specified Reserve Account Balance for Two Consecutive Months?	No

2) Has an Event of Default occurred?	No

3) Has a Servicer Default occurred?	No
This Servicer Certificate relates only to CARAT 2008-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2008-1 will perform in the future.